Loans from Third Parties	12 Months Ended
Sep. 30, 2024
Loans from Third Parties [Abstract]
LOANS FROM THIRD PARTIES

NOTE 9 — LOANS FROM THIRD PARTIES

	As of September 30,
	2024	2023
	US$	US$
Loans from third parties – current	$23,512	$22,615
Loans from third party – noncurrent	-	-
Total loans from third parties	$23,512	$22,615

As of September 30, 2022, the balance of $107,542 (or RMB 765,000) represented the interest-free loan borrowed from Wuxi Huanxiang Culture Co., Ltd. (“Wuxi Huanxiang”) for the Company’s working capital purpose with the maturity date due on January 24, 2023. On January 24, 2023, Global Mofy China renewed the loan agreement with Wuxi Huanxiang to extend the loan term of the interest-free loan with the balance of $107,542 (or RMB 765,000) for the Company’s working capital needs for one year. The loan of $82,237 (or RMB600,000) was early repaid by the Company in January 2023. As of September 30, 2023, and September 30, 2024, the loan still has an outstanding amount of $22,615 (or RMB 165,000) and $23,512 (or RMB 165,000), respectively, that has not been repaid.